Offerings - Offering: 1 shares in Thousands	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	425
Proposed Maximum Offering Price per Unit	5.80
Maximum Aggregate Offering Price	$ 2,465,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 340.42
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”), of Stem, Inc. (the “Registrant”) that may become issuable under the Stem, Inc. Second Amended and Restated 2024 Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which would result in an increase in the number of outstanding shares of Common Stock.
Estimated in accordance with Rules 457(c) and (h) of the Securities Act based on the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on August 6, 2026.
Represents 425,000 shares of Common Stock reserved for issuance under the Plan.